UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                    --------

                                   FORM N-CSR
                                    --------

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                   INVESTMENT COMPANY ACT FILE NUMBER 811-1090

                              THE JAPAN FUND, INC.
                                    --------

                         225 Franklin Street 26th Floor
                              Boston, MA 02210-2801

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-535-2726
                           --------------------------

                                AGENT FOR SERVICE
                         225 Franklin Street 26th Floor
                              Boston, MA 02110-2801
                                 1-800-535-2726

                           COPY TO Counsel of the Fund
                              DAVIS POLK & WARDWELL
                              450 Lexington Avenue
                               New York, NY 10017
                          Attention: Nora Jordon, Esq.

                   DATE OF FISCAL YEAR END: DECEMBER 31, 2004

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2004

ITEM 1.    REPORTS TO STOCKHOLDERS.

[BACKGROUND GRAPHIC OMITTED]




THE JAPAN FUND, INC.


ANNUAL REPORT
December 31, 2004



--------------------------------------------------------------------------------
                                 Class S Shares
--------------------------------------------------------------------------------


                           [JAPAN FUND LOGO OMITTED]

[BACKGROUND GRAPHIC OMITTED]




Contents

 1   Letter from the Chairman and President
 3   Performance Summary
 5   Management's Discussion of Fund Performance
 7   Portfolio Summary
 8   Top Ten Holdings
 9   Schedule of Investments
16   Statement of Assets and Liabilities
17   Statement of Operations
18   Statements of Changes in Net Assets
19   Financial Highlights
20   Notes to Financial Statements
29   Report of Independent Registered Public Accounting Firm
30   Directors and Officers
36   Disclosure of Fund Expenses
38   Notice to Shareholders

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity Management & Research Company ("FMR"), the Fund's advisor, or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and FMR disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a fund managed by FMR are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

The Fund is not a bank.

Letter from the Chairman and President
--------------------------------------------------------------------------------



[WILLIAM L. GIVENS PHOTO OMITTED]

[JOHN F. MCNAMARA PHOTO OMITTED]


Dear Shareholders,

The Japan Fund had another solid year of absolute performance in 2004. The Fund returned 11.95% which was slightly below the Tokyo Stock Exchange Index (TOPIX) but competitive within the Lipper universe of Japanese equity funds which had an average return of 13.83% for 2004. Once again, good stock selection and the strong yen relative to the dollar contributed to the results you realized. Importantly, the return of your Fund over the last three and five years compares favorably to the TOPIX and ranks well against other funds. For the three year period ending December 31, 2004, the Fund has experienced an annualized return of 17.46% versus 13.68% for the TOPIX and ranks fifth out of 35 in the Lipper Japanese equity funds universe. Since your current manager's tenure (October 7, 2002), the Fund has returned 83.97% versus 63.17% for the TOPIX.

The Fund finished the year with assets of $445 million compared with just under $400 million at the end of last year. We want to focus our efforts this year on growing the size of the Fund and will begin several initiatives to try to expand our shareholder base. As we enter 2005 we have started a modest retail advertising program directed at the Japanese/American community in California. We are also targeting small endowments and foundations as well as the high net worth marketplaces, believing that sophisticated investors will want to have direct exposure to the second largest economy in the world.

Japan continues to benefit from the development of the Chinese economy in several ways. Japanese companies have relocated some of their manufacturing to China to take advantage of the low cost labor there, and Japan has become a principal supplier of manufacturing technology to Chinese companies who are attempting to compete globally. In addition, Japan seems to have emerged from its deflationary recession and reforms are moving ahead. We anticipate that the Japanese economy will continue to recover in 2005.



                                                      The Japan Fund, Inc.  |  1

--------------------------------------------------------------------------------



The focus of your manager will continue to be on individual companies that can benefit from the changes taking place. Your manager remains confident in its ability to identify attractive opportunities for investment. While all markets will continue to be impacted by the uncertainties of the global situation, well managed companies will continue to prosper.

We appreciate your loyalty to The Japan Fund and thank you for your continuing support.




Sincerely,


/s/ William L Givens                /s/ John F. McNamara

William L. Givens                   John F. McNamara, CFA
Chairman                            President
The Japan Fund, Inc.                The Japan Fund, Inc.

MUTUAL FUNDS INVOLVE RISK, INCLUDING LOSS OF PRINCIPAL. IN ADDITION TO THE NORMAL RISKS ASSOCIATED WITH EQUITY INVESTING, INTERNATIONAL INVESTING MAY INVOLVE RISK OF CAPITAL LOSS FROM UNFAVORABLE FLUCTUATIONS IN CURRENCY VALUES, FROM DIFFERENCES IN GENERALLY ACCEPTED ACCOUNTING PRINCIPLES OR FROM ECONOMIC OR POLITICAL INSTABILITY IN OTHER NATIONS. SECURITIES FOCUSING ON A SINGLE COUNTRY MAY BE SUBJECT TO HIGHER VOLATILITY. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND THE INVESTMENT RETURN AND PRINCIPAL VALUE OF AN INVESTMENT WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. FOR THE YEAR ENDED 12/31/2004, THE FUND RETURNED 11.95% FOR ONE YEAR; -4.80% FOR FIVE YEARS AND 4.02% FOR TEN YEARS. FOR PERFORMANCE DATA CURRENT TO THE MOST RECENT MONTH-END, VISIT US ONLINE AT WWW.THEJAPANFUND.COM.

LIPPER, INC. IS A NATIONALLY RECOGNIZED ORGANIZATION THAT RANKS THE PERFORMANCE OF MUTUAL FUNDS. THE FUND IS RANKED (BASED ON TOTAL RETURN) AS OF THE MOST RECENT MONTH END AS CALCULATED BY LIPPER ANALYTIC SERVICES. EACH FUND IS RANKED WITHIN A UNIVERSE OF FUNDS SIMILAR IN INVESTMENT OBJECTIVE. THE JAPANESE FUND CATEGORY INCLUDES FUNDS THAT CONCENTRATE THEIR INVESTMENTS IN EQUITY SECURITIES OF JAPANESE COMPANIES. THE FUND RANKED 21ST OUT OF 40 FOR THE ONE YEAR PERIOD; 4TH OUT OF 28 FOR THE FIVE YEAR PERIOD AND 1ST OUT OF 5 FOR THE 10 YEAR PERIOD.



2 |  The Japan Fund, Inc.

Performance Summary                                            DECEMBER 31, 2004
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  AVERAGE ANNUAL TOTAL RETURNS*
--------------------------------------------------------------------------------

                                              1 YEAR    3 YEAR   5 YEAR  10 YEAR
--------------------------------------------------------------------------------
The Japan Fund, Inc. -- Class S               11.95%    17.46%   -4.80%    4.02%
--------------------------------------------------------------------------------
TOPIX+                                        16.18%    13.68%   -6.94%   -2.52%
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  NET ASSET VALUE
--------------------------------------------------------------------------------

                                                                        CLASS S
--------------------------------------------------------------------------------
12/31/04                                                                 $10.66
--------------------------------------------------------------------------------
12/31/03                                                                 $ 9.54
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  CLASS S LIPPER RANKINGS -- JAPANESE EQUITY FUNDS CATEGORY
--------------------------------------------------------------------------------

                                                      NUMBER OF
                                                        FUNDS        PERCENTILE
PERIOD                                RANK             TRACKED         RANKING
--------------------------------------------------------------------------------
1-Year                                 21        of      40               53
--------------------------------------------------------------------------------
3-Year                                  5        of      35               14
--------------------------------------------------------------------------------
5-Year                                  4        of      28               14
--------------------------------------------------------------------------------
10-Year                                 1        of       5               20
--------------------------------------------------------------------------------

RANKINGS ARE HISTORICAL AND DO NOT GUARANTEE FUTURE RESULTS.
Source: Lipper, Inc.

*Prior to October 7, 2002, the Fund was advised by a different investment adviser and operated under certain different investment strategies. Accordingly, the Fund's historical performance may not represent its current investment strategies.


                                                      The Japan Fund, Inc.  |  3

--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  GROWTH OF AN ASSUMED $10,000 INVESTMENT
--------------------------------------------------------------------------------

                              [LINE GRAPH OMITTED]
                   PLOT POINTS FOR EDGAR PURPOSES AS FOLLOWS:

                       The Japan
                      Fund, Inc. --
                         Class S          TOPIX+
12/94                    $10,000          $10,000
12/95                      9,093            9,763
12/96                      8,100            8,179
12/97                      6,934            5,870
12/98                      8,621            6,202
12/99                     18,956           11,102
12/00                     13,785            7,450
12/01                      9,149            5,273
12/02                      8,376            4,819
12/03                     13,243            6,668
12/04                     14,285            7,747


--------------------------------------------------------------------------------
  COMPARATIVE RESULTS
--------------------------------------------------------------------------------

THE JAPAN FUND, INC.                   1-YEAR    3-YEAR      5-YEAR   10-YEAR
--------------------------------------------------------------------------------
Class S  Average annual
         total return                  11.95%    17.46%      -4.80%     4.02%
--------------------------------------------------------------------------------
TOPIX+   Average annual
         total return                  16.18%    13.68%      -6.94%    -2.52%
--------------------------------------------------------------------------------

THE GROWTH OF $10,000 IS CUMULATIVE.

+ THE TOKYO STOCK EXCHANGE STOCK PRICE INDEX (TOPIX) IS AN UNMANAGED
  CAPITALIZATION-WEIGHTED MEASURE (ADJUSTED IN U.S. DOLLARS) OF ALL SHARES LISTED ON THE FIRST SECTION OF THE TOKYO STOCK EXCHANGE. TOPIX RETURNS ASSUME DIVIDENDS ARE REINVESTED NET OF WITHHOLDING TAX AND, UNLIKE THE FUND'S RETURNS, DO NOT REFLECT ANY FEES OR EXPENSES. IT IS NOT POSSIBLE TO INVEST DIRECTLY INTO AN INDEX.

SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.

ALL PERFORMANCE IS HISTORICAL, ASSUMES REINVESTMENT OF ALL DIVIDENDS AND CAPITAL GAINS, AND IS NOT INDICATIVE OF FUTURE RESULTS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, SO AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN WHEN PURCHASED. PERFORMANCE FIGURES DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

INVESTMENTS IN FUNDS INVOLVE RISK. SOME FUNDS HAVE MORE RISK THAN OTHERS. THESE INCLUDE FUNDS THAT ALLOW EXPOSURE TO OR OTHERWISE CONCENTRATE INVESTMENTS IN CERTAIN SECTORS, GEOGRAPHIC REGIONS, SECURITY TYPES, MARKET CAPITALIZATION OR FOREIGN SECURITIES (E.G., POLITICAL OR ECONOMIC INSTABILITY, WHICH CAN BE ACCENTUATED IN EMERGING MARKET COUNTRIES). PLEASE READ THIS FUND'S PROSPECTUS FOR SPECIFIC DETAILS REGARDING ITS INVESTMENTS AND RISK PROFILE.

PLEASE CALL (800) 535-2726 OR VISIT US ONLINE AT WWW.THEJAPANFUND.COM FOR THE FUND'S MOST UP-TO-DATE PERFORMANCE.



4 |  The Japan Fund, Inc.

Management's Discussion of Fund Performance
--------------------------------------------------------------------------------



COMMENTS FROM JAY TALBOT, PORTFOLIO MANAGER OF THE JAPAN FUND, INC.

MARKET REVIEW

The Japanese stock market trended upwards over the year, performing favorably compared to most other developed markets; the major benchmark indices generated their first consecutive annual gains in almost a decade. Share prices appreciated rapidly in the early months of 2004, hitting a multi-year high in April, as the domestic economy gathered momentum. From the end of the month, however, the market dropped sharply. Surging oil prices, monetary tightening in the U.S. and China and a worldwide correction in technology stocks weighed heavily on investor sentiment. Aside from a catch-up rally in December, Japanese equities traded within a relatively narrow range for the remainder of the year, as external and domestic macro-economic indicators signaled a slowdown in business activity and the yen surged towards a five-year high against the U.S. dollar. Domestic demand-related sectors performed well during 2004, with Consumer Finance, Real Estate and Banks occupying the top positions. Only a limited number of sub-sectors actually declined over the year. A downward trend in paper prices hit related firms, while increasing competition in the Telecommunications market led investors to reassess the sector's earnings growth prospects. Small-cap stocks entered a period of sustained consolidation in July as valuations became stretched and investors began discounting a slowdown in earnings growth. In the third quarter of 2004, Japan's economy expanded at an annualized rate of +0.2%. A deceleration in external demand restricted the pace of growth. Although this was an improvement on the previous quarter (-0.6% annualized), it confirmed that the economy peaked in the January-March period.

PERFORMANCE REVIEW

In 2004, the Fund delivered a strong absolute return of 11.95%, but underperformed the Tokyo Stock Exchange Price Index return of 16.18%. In terms of absolute returns, a number of holdings in the Banking sector were highly productive. Mizuho Financial, Mitsui Trust Holdings and Sumitomo Mitsui Financial were the top positive contributors to absolute return in 2004. These major banking groups continued to clean-up their balance sheets, bringing down their bad-debt ratios to levels previously stipulated by the Japanese government. Toyota Motor was also a major contributor. The firm's results for the 2003/04 financial year revealed that it had become the first Japanese corporation to report annual net income in excess of 1 trillion yen.

                                                     The Japan Fund, Inc.  |  5

--------------------------------------------------------------------------------



Analysis of relative performance, however, shows that a number of technology-related companies were major detractors. In the Electrical Machinery and Machinery sectors, some firms suffered relatively sharp share-price declines due to falling chip prices and signs of weakening semiconductor and liquid-crystal display (LCD) demand. Among Non-Bank Financials, holdings in a venture capital company that booked restructuring charges and suffered lower-than-expected IPO prices also detracted from relative returns. Outside of the Banking sector, positive contributions came from the Fund's lack of exposure to weak-performing Telecommunications stocks and the strong gains experienced by holdings of internet-based services firms.

THE VIEWS EXPRESSED IN THIS STATEMENT REFLECT THOSE OF THE PORTFOLIO MANAGER ONLY THROUGH THE END OF THE PERIOD OF THE REPORT AS STATED ON THE COVER AND DO NOT NECESSARILY REPRESENT THE VIEWS OF FIDELITY MANAGEMENT & RESEARCH COMPANY ("FMR"), THE FUND'S ADVISOR, OR ANY OTHER PERSON IN THE FIDELITY ORGANIZATION. ANY SUCH VIEWS ARE SUBJECT TO CHANGE AT ANY TIME BASED UPON MARKET OR OTHER CONDITIONS AND FMR DISCLAIMS ANY RESPONSIBILITY TO UPDATE SUCH VIEWS.

PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.

FOR COMPLETE FUND HOLDINGS, PLEASE SEE THE SCHEDULE OF INVESTMENTS SECTION OF THE FUND'S ANNUAL REPORT.

IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. ALL INDICES REPRESENTED ARE UNMANAGED. ALL INDICES INCLUDE REINVESTMENT OF DIVIDENDS AND INTEREST INCOME UNLESS OTHERWISE NOTED.




6 |  The Japan Fund, Inc.

Portfolio Summary                                             DECEMBER 31, 2004
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  ASSET ALLOCATION                                      12/31/04        12/31/03
--------------------------------------------------------------------------------
Equity Holdings                                              86%             98%
Cash Equivalent                                              14%              2%
--------------------------------------------------------------------------------
                                                            100%            100%
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  SECTOR DIVERSIFICATION (Excludes Cash Equivalents)    12/31/04        12/31/03
--------------------------------------------------------------------------------
Financial                                                    21%             20%
Manufacturing                                                20%             28%
Durables                                                     11%              3%
Service Industries                                           10%              2%
Consumer Discretionary                                        9%             10%
Consumer Staples                                              9%              8%
Technology                                                    5%              9%
Health                                                        4%              3%
Transportation                                                3%              2%
Construction                                                  3%              5%
Metal                                                         3%              6%
Media                                                         1%              1%
Energy                                                        1%              0%
Communications                                                0%              3%
--------------------------------------------------------------------------------
                                                            100%            100%
--------------------------------------------------------------------------------

ASSET ALLOCATION AND SECTOR DIVERSIFICATION ARE SUBJECT TO CHANGE.




                                                      The Japan Fund, Inc.  |  7

Top Ten Holdings                                               DECEMBER 31, 2004
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------
  TEN LARGEST EQUITY HOLDINGS AT DECEMBER 31, 2004 (29.6% of Portfolio)
--------------------------------------------------------------------------------
 1. TOYOTA MOTOR CORP.                                                 4.1%
    Diversified automotive products manufacturer
--------------------------------------------------------------------------------
 2. FUJI PHOTO FILM CO.                                                3.7%
    Japan's #1 photographic film and paper producer
--------------------------------------------------------------------------------
 3. HONDA MOTOR CO.                                                    3.3%
    Japan's third-largest automaker
--------------------------------------------------------------------------------
 4. MIZUHO FINANCIAL GROUP                                             3.1%
    Financial services provider
--------------------------------------------------------------------------------
 5. RICOH CORPORATION                                                  3.0%
    Leading provider of digital office equipment
--------------------------------------------------------------------------------
 6. MITSUI TRUST HOLDINGS, INC.                                        2.9%
    Financial services provider
--------------------------------------------------------------------------------
 7. UFJ HOLDINGS, INC.                                                 2.6%
    Financial services provider
--------------------------------------------------------------------------------
 8. SUMITOMO MITSUI FINANCIAL                                          2.6%
    Financial services provider
--------------------------------------------------------------------------------
 9. YAMATO TRANSPORT COMPANY LTD.                                      2.4%
    Provides comprehensive transportation services
--------------------------------------------------------------------------------
10. FAST RETAILING CO.                                                 1.9%
    Apparel and consumer services provider
--------------------------------------------------------------------------------

PORTFOLIO HOLDINGS ARE SUBJECT TO CHANGE.

FOR MORE COMPLETE DETAILS ABOUT THE FUND'S INVESTMENT PORTFOLIO, SEE PAGE 9. A QUARTERLY FUND SUMMARY AND PORTFOLIO HOLDINGS ARE AVAILABLE UPON REQUEST.


8  |  The Japan Fund, Inc.

Schedule of Investments                                  AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
  COMMON STOCK 86.2%
--------------------------------------------------------------------------------

CONSTRUCTION 2.5%
--------------------------------------------------------------------------------
BUILDING PRODUCTS 2.5%
Asahi Glass Co. Ltd.*                                   333,000        3,674,348
Rinnai Corp.                                             87,200        2,341,568
Shimachu Co. Ltd.                                       171,800        4,252,641
Teijin Ltd.                                             251,000        1,090,665
Toray Industries Inc.                                   324,000        1,518,602
--------------------------------------------------------------------------------
                                                                      12,877,824
--------------------------------------------------------------------------------
CONSUMER DISCRETIONARY 7.6%
--------------------------------------------------------------------------------
DEPARTMENT & CHAIN STORES 1.9%
Fast Retailing Co.                                      131,300       10,000,391
--------------------------------------------------------------------------------
RECREATIONAL PRODUCTS 1.8%
Nintendo Co. Ltd.                                        54,200        6,811,386
Sega Sammy Holdings, Inc.*                               48,000        2,638,805
--------------------------------------------------------------------------------
                                                                       9,450,191
--------------------------------------------------------------------------------
RESTAURANTS 1.1%
Skylark Co. Ltd. (A)                                    333,800        5,743,146
--------------------------------------------------------------------------------
RETAIL - MISC/DIVERSIFIED 2.8%
Don Quijote Co. Ltd. (A)                                  7,000          357,485
Ito-Yokado Co. Ltd.                                     111,500        4,681,672
Nissen Co. Ltd.                                         101,400        1,374,311
Ryohin Keikaku Co. Ltd.                                  67,800        3,409,530
The Seiyu Ltd. (A)*                                   1,901,000        4,213,719
Xebio Co. Ltd.                                            9,700          302,148
--------------------------------------------------------------------------------
                                                                      14,338,865
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                      The Japan Fund, Inc.  |  9

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
CONSUMER STAPLES 7.4%
--------------------------------------------------------------------------------
CONSUMER ELECTRONIC & PHOTOGRAPHIC 5.8%
Fuji Photo Film Co.                                     523,700       19,125,457
Konica Minolta Holdings, Inc.                           327,000        4,342,545
Nikon Corp. (A)                                         504,000        6,230,485
--------------------------------------------------------------------------------
                                                                      29,698,487
--------------------------------------------------------------------------------
COSMETICS & TOILETRIES 0.9%
Kao Corp.                                               133,000        3,402,597
Lion Corp. (A)                                          168,000          980,998
--------------------------------------------------------------------------------
                                                                       4,383,595
--------------------------------------------------------------------------------
FOOD & BEVERAGE 0.7%
Ito En Ltd.                                              35,900        1,864,935
Nippon Flour Mills Co. Ltd.                             374,000        1,749,302
--------------------------------------------------------------------------------
                                                                       3,614,237
--------------------------------------------------------------------------------
DURABLES 9.4%
--------------------------------------------------------------------------------
AUTOMOBILES 9.4%
Aisin Seiki Co. Ltd.                                    164,100        4,158,183
Honda Motor Co. (A)                                     329,100       17,063,968
Koyo Seiko Co. Ltd. (A)                                 148,000        2,083,937
NOK Corp. (A)                                           103,400        3,241,031
Sumitomo Rubber Industries, Inc.                         82,000          767,874
Toyota Motor Corp.                                      512,200       20,856,108
--------------------------------------------------------------------------------
                                                                      48,171,101
--------------------------------------------------------------------------------
ENERGY 0.6%
--------------------------------------------------------------------------------
OIL REFINING & MARKETING 0.6%
Nippon Oil Corp.                                        502,000        3,220,525
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


10  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
FINANCIAL 18.4%
--------------------------------------------------------------------------------
BANKS 11.5%
Mitsui Trust Holdings, Inc.                           1,504,000       15,038,531
Mizuho Financial Group                                    3,181       16,027,693
Nishi-Nippon City Bank Ltd.                             314,000        1,211,112
Sumitomo Mitsui Financial (A)                             1,837       13,363,588
UFJ Holdings, Inc.*                                       2,238       13,570,921
--------------------------------------------------------------------------------
                                                                      59,211,845
--------------------------------------------------------------------------------
CONSUMER FINANCE 1.1%
Lopro Corp. (A)                                         252,500        1,935,480
Nippon Shinpan Co. Ltd.*                                867,000        3,750,425
--------------------------------------------------------------------------------
                                                                       5,685,905
--------------------------------------------------------------------------------
OTHER FINANCIAL COMPANIES 3.4%
Daiwa Securities Group, Inc.                            217,000        1,568,011
Jafco Co. Ltd.                                          141,400        9,609,843
Mitsubishi Securities Co. Ltd. (A)                      288,000        3,155,317
Nikko Cordial Corp.                                     588,000        3,117,703
--------------------------------------------------------------------------------
                                                                      17,450,874
--------------------------------------------------------------------------------
PROPERTY/CASUALTY INSURANCE 1.3%
Millea Holdings, Inc.                                       247        3,666,048
T&D Holdings, Inc.*                                      68,100        3,258,373
--------------------------------------------------------------------------------
                                                                       6,924,421
--------------------------------------------------------------------------------
REAL ESTATE 0.6%
Mitsui Fudosan Co. Ltd.                                 120,000        1,458,842
Sumitomo Realty & Development Co. Ltd.                  109,000        1,421,970
--------------------------------------------------------------------------------
                                                                       2,880,812
--------------------------------------------------------------------------------

  THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  11

Schedule of Investments
(continued)                                              AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
REAL ESTATE INVESTMENT TRUSTS 0.5%
Japan Real Estate Investment Corp.                          180        1,518,602
Nippon Building Fund, Inc.                                  110          938,775
--------------------------------------------------------------------------------
                                                                       2,457,377
--------------------------------------------------------------------------------
HEALTH 3.4%
--------------------------------------------------------------------------------
MEDICAL PRODUCTS 1.5%
Terumo Corp.                                            287,700        7,753,657
--------------------------------------------------------------------------------
PHARMACEUTICALS 1.9%
Takeda Chemical Industries Ltd.                          84,100        4,237,438
Yamanouchi Pharmaceutical Co. Ltd.                      138,700        5,403,896
--------------------------------------------------------------------------------
                                                                       9,641,334
--------------------------------------------------------------------------------
MANUFACTURING 17.4%
--------------------------------------------------------------------------------
CHEMICALS 4.4%
JSR Corp.                                               349,300        7,657,245
Kaneka Corp.                                            273,000        3,092,276
Nitto Denko Corp.                                       167,800        9,208,437
Sumitomo Chemical Co. Ltd.                              411,000        2,014,667
Tokyo Ohka Kogyo Co. Ltd.                                25,100          502,441
--------------------------------------------------------------------------------
                                                                      22,475,066
--------------------------------------------------------------------------------
ELECTRICAL PRODUCTS 1.6%
Nidec Corp.                                              66,900        8,159,174
--------------------------------------------------------------------------------
INDUSTRIAL SPECIALTY 1.3%
Daikin Industries Ltd. (A)                              186,100        5,378,928
Toppan Forms Co. Ltd.                                   128,000        1,562,347
--------------------------------------------------------------------------------
                                                                       6,941,275
--------------------------------------------------------------------------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


12  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
MACHINERY/COMPONENTS/CONTROLS 3.9%
Fuji Machine Manufacturing Co. Ltd.                     307,100        3,028,718
Keyence Corp.                                            10,300        2,309,228
Tokyo Electron Ltd.                                      81,400        5,015,467
Yokogawa Electric Corp.                                 732,300        9,796,416
--------------------------------------------------------------------------------
                                                                      20,149,829
--------------------------------------------------------------------------------
OFFICE EQUIPMENT/SUPPLIES 3.4%
Canon, Inc.                                              33,600        1,814,354
Ricoh Corporation                                       811,000       15,656,156
--------------------------------------------------------------------------------
                                                                      17,470,510
--------------------------------------------------------------------------------
RUBBER - TIRES 1.8%
Bridgestone Corp. (A)                                   459,000        9,143,248
--------------------------------------------------------------------------------
WIRE & CABLE PRODUCTS 1.0%
Furukawa Electric Co. Ltd.*                             474,000        2,628,962
Hitachi Cable Ltd.                                      493,000        2,325,154
--------------------------------------------------------------------------------
                                                                       4,954,116
--------------------------------------------------------------------------------
MEDIA 1.1%
--------------------------------------------------------------------------------
AUDIO/VIDEO PRODUCTS 0.7%
Sony Corp.                                               98,400        3,804,941
--------------------------------------------------------------------------------
BROADCASTING & ENTERTAINMENT 0.4%
SKY Perfect Communications, Inc.*                         1,648        1,786,232
--------------------------------------------------------------------------------
METAL 2.4%
--------------------------------------------------------------------------------
DISTRIBUTION/WHOLESALE 2.4%
Misumi Corp. (A)                                        228,800        6,657,787
Mitsui & Co. Ltd.                                       233,000        2,090,880
Sumitomo Corp.                                          442,000        3,815,331
--------------------------------------------------------------------------------
                                                                      12,563,998
--------------------------------------------------------------------------------
   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    The Japan Fund, Inc.  |  13

Schedule of Investments
(concluded)                                              AS OF DECEMBER 31, 2004
--------------------------------------------------------------------------------

                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
SERVICE INDUSTRIES 8.7%
--------------------------------------------------------------------------------
COMPUTERS - INTEGRATED SYSTEMS 1.6%
Fujitsu Ltd.                                            868,000        5,653,315
Net One Systems Co. Ltd.                                    642        2,676,828
--------------------------------------------------------------------------------
                                                                       8,330,143
--------------------------------------------------------------------------------
MISCELLANEOUS COMMERCIAL SERVICES 2.2%
JGC Corp.                                               124,000        1,134,538
Mitsui Engineering & Shipbuilding Co. Ltd. (A)        1,366,000        2,334,245
Sumitomo Forestry Co. Ltd.                              339,000        3,406,220
TIS, Inc.                                                94,700        4,151,967
--------------------------------------------------------------------------------
                                                                      11,026,970
--------------------------------------------------------------------------------
MISCELLANEOUS CONSUMER SERVICES 3.9%
Monex Beans Holdings, Inc.*                               1,298        1,622,342
Rakuten, Inc. (A) (C)                                     4,293        3,856,615
Rakuten, Inc.                                                84           95,967
Trend Micro, Inc.                                       116,500        6,290,841
Yahoo! Japan Corp.*                                       1,736        8,340,123
--------------------------------------------------------------------------------
                                                                      20,205,888
--------------------------------------------------------------------------------
SCHOOLS 1.0%
Benesse Corp.                                           148,100        5,191,671
--------------------------------------------------------------------------------
TECHNOLOGY 4.5%
--------------------------------------------------------------------------------
APPLICATIONS SOFTWARE 0.2%
Oracle Corp. Japan (A)                                   16,700          865,902
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


14  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


                                                         SHARES        VALUE ($)
--------------------------------------------------------------------------------
ELECTRONIC COMPONENTS/DISTRIBUTORS 4.3%
Advantest Corp.                                          44,200        3,793,751
Anritsu Corp. (A)                                       345,000        2,657,992
Murata Manufacturing Co. Ltd.                            32,300        1,807,236
NEC Corp.                                               503,000        3,128,708
Nippon Electric Glass Co. Ltd.                          134,000        3,428,181
Sanken Electric Co. Ltd.                                 81,000        1,060,648
Tokyo Seimitsu Co. Ltd. (A)                             195,800        6,538,775
--------------------------------------------------------------------------------
                                                                      22,415,291
--------------------------------------------------------------------------------
TRANSPORTATION 2.8%
--------------------------------------------------------------------------------
AIRLINES 0.4%
All Nipon Airways Co. Ltd.                              619,000        2,157,827
--------------------------------------------------------------------------------
TRUCKS 2.4%
Yamato Transport Company Ltd.                           839,000       12,452,690
--------------------------------------------------------------------------------
TOTAL COMMON STOCK (Cost $319,751,944)                               443,599,358
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
  CASH EQUIVALENT 13.8%
--------------------------------------------------------------------------------
Brown Brothers Investment Trust --
   Securities Lending Investment Fund (B)
   (Cost $71,036,076)                                71,036,076       71,036,076
--------------------------------------------------------------------------------
TOTAL INVESTMENT PORTFOLIO - 100.0%
   (Cost $390,788,020)                                               514,635,434
--------------------------------------------------------------------------------
* NON-INCOME PRODUCING SECURITY.
(A) THIS SECURITY OR PARTIAL POSITION OF THIS SECURITY WAS ON LOAN AT DECEMBER 31, 2004 (SEE NOTE H). THE TOTAL VALUE OF SECURITIES ON LOAN WAS $67,166,418.
(B) THIS SECURITY WAS PURCHASED WITH CASH COLLATERAL HELD FROM SECURITIES LENDING AT DECEMBER 31, 2004 (SEE NOTE H). THE TOTAL VALUE OF SUCH SECURITY WAS $71,036,076.
(C) SECURITY ISSUED ON A WHEN-ISSUED BASIS.

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


                                                    The Japan Fund, Inc.  |  15

Statement of Assets and Liabilities
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
  As of December 31, 2004
-------------------------------------------------------------------------------
ASSETS
-------------------------------------------------------------------------------
Investments in securities, at value (cost $390,788,020)            $514,635,434
-------------------------------------------------------------------------------
Foreign currency, at value (cost $3,327,348)                          3,654,588
-------------------------------------------------------------------------------
Receivable for investment securities sold                             1,008,827
-------------------------------------------------------------------------------
Receivable for Fund shares sold                                         162,090
-------------------------------------------------------------------------------
Dividends receivable                                                    132,094
-------------------------------------------------------------------------------
Other assets                                                             15,601
-------------------------------------------------------------------------------
Total assets                                                        519,608,634
-------------------------------------------------------------------------------
LIABILITIES
-------------------------------------------------------------------------------
Payable upon return of securities loaned                             71,036,076
-------------------------------------------------------------------------------
Payable for investments purchased                                     1,067,956
-------------------------------------------------------------------------------
Cash overdraft                                                          721,804
-------------------------------------------------------------------------------
Payable for Fund shares redeemed                                        321,361
-------------------------------------------------------------------------------
Accrued investment advisory fee                                         206,212
-------------------------------------------------------------------------------
Accrued administration fee                                               53,671
-------------------------------------------------------------------------------
Accrued shareholder servicing fee                                        54,241
-------------------------------------------------------------------------------
Unrealized loss on spot contracts                                         3,896
-------------------------------------------------------------------------------
Accrued Office of the President fee                                      74,679
-------------------------------------------------------------------------------
Other accrued expenses and payables                                     622,549
-------------------------------------------------------------------------------
Total liabilities                                                    74,162,445
-------------------------------------------------------------------------------
NET ASSETS                                                         $445,446,189
-------------------------------------------------------------------------------
Net assets consist of:
-------------------------------------------------------------------------------
Paid-in capital                                                    $497,476,819
-------------------------------------------------------------------------------
Distributions in excess of net investment income                     (4,932,598)
-------------------------------------------------------------------------------
Accumulated net realized loss on investments and
   foreign currency related translations                           (171,269,907)
-------------------------------------------------------------------------------
Net unrealized appreciation on:
   Investments                                                      123,847,414
-------------------------------------------------------------------------------
   Foreign currency related translations                                324,461
-------------------------------------------------------------------------------
NET ASSETS                                                         $445,446,189
-------------------------------------------------------------------------------
NET ASSET VALUE
CLASS S
NET ASSET VALUE, offering and redemption price per share
   ($445,446,189 / 41,806,253 shares of capital stock outstanding,
   $.33 1/3 par value, 500,000,000 shares authorized) (a)                $10.66
--------------------------------------------------------------------------------
(A) REDEMPTION PRICE PER SHARE FOR SHARES HELD LESS THAN SIX MONTHS IS EQUAL TO NET ASSET VALUE LESS A 2.00% REDEMPTION FEE.


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


16  |  The Japan Fund, Inc.

Statement of Operations
-------------------------------------------------------------------------------



-------------------------------------------------------------------------------
  For the year ended December 31, 2004
-------------------------------------------------------------------------------
Investment Income:
Dividends (net of foreign taxes withheld of $235,250)                $3,129,751
--------------------------------------------------------------------------------
Income from security lending                                            127,077
--------------------------------------------------------------------------------
Total investment income                                               3,256,828
--------------------------------------------------------------------------------
Expenses:
Investment advisory fee                                               2,408,462
--------------------------------------------------------------------------------
Shareholder servicing                                                 1,054,436
--------------------------------------------------------------------------------
Transfer agent fees                                                     737,700
--------------------------------------------------------------------------------
Professional fees                                                       675,714
--------------------------------------------------------------------------------
Administration fee                                                      627,021
--------------------------------------------------------------------------------
Custodian                                                               250,863
--------------------------------------------------------------------------------
Office of the President expense                                         208,213
--------------------------------------------------------------------------------
Directors' fees and expenses                                            136,027
--------------------------------------------------------------------------------
Reports to shareholders                                                  74,011
--------------------------------------------------------------------------------
Registration fees                                                        59,961
--------------------------------------------------------------------------------
Other                                                                    59,106
--------------------------------------------------------------------------------
Total expenses, before expense reductions                             6,291,514
--------------------------------------------------------------------------------
Expense reductions:
Shareholder servicing waiver                                           (421,768)
--------------------------------------------------------------------------------
Total expenses, after expense reductions                              5,869,746
--------------------------------------------------------------------------------
NET INVESTMENT LOSS                                                  (2,612,918)
--------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY RELATED TRANSLATIONS
--------------------------------------------------------------------------------
Net realized gain (loss) from:
Investments                                                          43,617,094
--------------------------------------------------------------------------------
Foreign currency related transactions                                  (140,728)
--------------------------------------------------------------------------------
                                                                     43,476,366
--------------------------------------------------------------------------------
Net unrealized appreciation during the year on:
Investments                                                           3,866,401
--------------------------------------------------------------------------------
Foreign currency related translations                                   323,431
--------------------------------------------------------------------------------
                                                                      4,189,832
--------------------------------------------------------------------------------
NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS AND
   FOREIGN CURRENCY RELATED TRANSLATIONS                             47,666,198
--------------------------------------------------------------------------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS                $45,053,280
--------------------------------------------------------------------------------




    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                   The Japan Fund, Inc.  |  17

Statements of Changes in Net Assets
--------------------------------------------------------------------------------



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

                                                    2004              2003
--------------------------------------------------------------------------------
Operations:
Net investment loss                            $ (2,612,918)   $  (2,356,979)
--------------------------------------------------------------------------------
Net realized gain on
investments and foreign currency transactions    43,476,366       12,429,105
--------------------------------------------------------------------------------
Net unrealized appreciation on investments
and foreign currency translations
during the period                                 4,189,832      123,485,612
--------------------------------------------------------------------------------
Net increase in net assets
resulting from operations                        45,053,280      133,557,738
--------------------------------------------------------------------------------
Dividends:
Net investment income                              (790,429)      (2,366,811)
--------------------------------------------------------------------------------
Fund share transactions (see Note I):
Proceeds from shares sold                        89,680,206      177,637,668
--------------------------------------------------------------------------------
Reinvestment of Cash Dividends                      694,994        2,065,053
--------------------------------------------------------------------------------
Cost of shares redeemed                         (89,731,929)    (160,678,134)
--------------------------------------------------------------------------------
Redemption fees                                     612,711          826,354
--------------------------------------------------------------------------------
Net increase in assets from
Fund share transactions                           1,255,982       19,850,941
--------------------------------------------------------------------------------
INCREASE IN NET ASSETS                           45,518,833      151,041,868
--------------------------------------------------------------------------------
Net assets at beginning of year                 399,927,356      248,885,488
--------------------------------------------------------------------------------
Net assets at end of year
(including distributions in excess of
net investment income of $(4,932,598)
at December 31, 2004 and $(4,421,756)
at December 31, 2003)                          $445,446,189    $ 399,927,356
--------------------------------------------------------------------------------



    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.


18  |  The Japan Fund, Inc.


Financial Highlights
--------------------------------------------------------------------------------------------------



CLASS S

--------------------------------------------------------------------------------------------------
  YEARS ENDED DECEMBER 31,                      2004      2003       2002        2001      2000
--------------------------------------------------------------------------------------------------
SELECTED PER SHARE DATA
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, BEGINNING OF YEAR             $ 9.54    $ 6.07     $ 6.63     $ 9.98    $16.41
--------------------------------------------------------------------------------------------------
INCOME (LOSS) FROM INVESTMENT OPERATIONS:
  Net investment loss(a)                        (0.06)    (0.06)     (0.06)     (0.05)    (0.05)
--------------------------------------------------------------------------------------------------
  Net realized and unrealized gain (loss)
     on investment and foreign currency
     transactions                                1.19      3.57      (0.51)     (3.31)    (3.97)
--------------------------------------------------------------------------------------------------
  TOTAL INCOME (LOSS) FROM INVESTMENT
     OPERATIONS                                  1.13      3.51      (0.57)     (3.36)    (4.02)
--------------------------------------------------------------------------------------------------
LESS DIVIDENDS AND DISTRIBUTIONS FROM:
  Net investment income                         (0.02)    (0.06)        --         --     (0.58)
--------------------------------------------------------------------------------------------------
  Net realized gains on investment
     transactions                                  --        --         --         --     (1.83)
--------------------------------------------------------------------------------------------------
  TOTAL DIVIDENDS AND DISTRIBUTIONS             (0.02)    (0.06)        --         --     (2.41)
--------------------------------------------------------------------------------------------------
Redemption fees                                  0.01      0.02       0.01       0.01        --
--------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF YEAR                   $10.66    $ 9.54     $ 6.07     $ 6.63    $ 9.98
--------------------------------------------------------------------------------------------------
Total return (%)(b)                             11.95     58.10      (8.45)    (33.57)   (27.28)
--------------------------------------------------------------------------------------------------

  RATIOS TO AVERAGE NET ASSETS AND
     SUPPLEMENTAL DATA
--------------------------------------------------------------------------------------------------
Net assets, end of year ($ millions)              445       400        249        323       558
--------------------------------------------------------------------------------------------------
Ratio of expenses before expense
  reductions (%)                                 1.49      1.66       1.58       1.33      1.08
--------------------------------------------------------------------------------------------------
Ratio of expenses after expense
  reductions (%)                                 1.39      1.56       1.57       1.33      1.08
--------------------------------------------------------------------------------------------------
Ratio of net investment loss (%)                (0.62)    (0.82)     (0.90)     (0.65)    (0.40)
--------------------------------------------------------------------------------------------------
Portfolio turnover rate (%)                        70        80        113         70        74
--------------------------------------------------------------------------------------------------

(A) BASED ON AVERAGE SHARES OUTSTANDING DURING THE YEAR.
(B) EFFECTIVE MARCH 16, 2001, SHAREHOLDERS REDEEMING SHARES HELD LESS THAN SIX MONTHS WILL HAVE A
    LOWER TOTAL RETURN DUE TO THE EFFECT OF THE 2% REDEMPTION FEE.


   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                     The Japan Fund, Inc.  |  19

Notes to Financial Statements
--------------------------------------------------------------------------------


A. ORGANIZATION

The Japan Fund, Inc. (the "Fund") is incorporated under the laws of the State of Maryland and is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end, diversified management investment company.

B. SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund.

USE OF ESTIMATES. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America. The preparation of these statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

SECURITY VALUATION. Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including securities traded over the counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price. For securities traded on NASDAQ, the NASDAQ Official Closing Price will be used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain a bid price from at least one independent broker.

Securities and other assets for which market quotations are not readily available or for which the above valuation procedures are deemed not to reflect fair value are valued in a manner that is intended to reflect their fair value as determined in accordance with procedures approved by the Board of Directors (the "Board"). The Fund employs a valuation policy that monitors for significant events in foreign markets using various benchmarks and techniques in order to apply fair valuation procedures under the direction of the Board.



20  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


FOREIGN CURRENCY TRANSLATIONS. The books and records of the Fund are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars at the prevailing exchange rates at period end. Purchases and sales of investment securities, income and expenses are translated into U.S. dollars at the prevailing exchange rates on the respective dates of the transactions.

Net realized and unrealized gains and losses on foreign currency transactions represent net gains and losses between trade and settlement dates on securities transactions, the disposition of forward foreign currency exchange contracts and foreign currencies, and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received. That portion of both realized and unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed but is included with net realized and unrealized gains and losses on investment securities.

FORWARD FOREIGN CURRENCY CONTRACTS. The Fund may enter into forward foreign currency contracts as hedges against either specific transactions, Fund positions or anticipated Fund positions. The aggregate principal amounts of the contracts are not recorded as the Fund does not intend to hold the contracts to maturity. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The Fund realizes gains and losses at the time forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal tax purposes. As of December 31, 2004, there were no forward foreign currency contracts outstanding.

DIVIDENDS AND DISTRIBUTIONS OF INCOME AND GAINS. Net investment income, if any, will be distributed to shareholders annually. Net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed, and, therefore, will be distributed to shareholders annually. Earnings and profits distributed to shareholders on redemption of Fund shares may be utilized by the Fund, to the extent permissible, as part of the Fund's dividends-paid deduction on its Federal income tax return.





                                                     The Japan Fund, Inc.  |  21

--------------------------------------------------------------------------------


SECURITY TRANSACTIONS AND INVESTMENT INCOME. Investment transactions are accounted for on the trade date. Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date net of foreign withholding taxes. Certain dividends from foreign securities may be recorded subsequent to the ex-dividend date as soon as the Fund is informed of such dividends. Realized gains and losses from investment transactions are recorded on an identified cost basis.

REDEMPTION FEES. Upon redemption or exchange of Class S Shares held less than six months, a fee of 2% of the current net asset value of the shares will be assessed and retained by the Fund for the benefit of the remaining shareholders. The redemption fee is accounted for as an addition to paid-in-capital.

C. PURCHASES AND SALES OF SECURITIES

During the year ended December 31, 2004, purchases and sales of investment securities (excluding short-term investments) aggregated $295,027,021 and $291,802,353, respectively.

D. INVESTMENT ADVISOR, ADMINISTRATOR AND OTHER RELATED PARTIES INVESTMENT ADVISOR. Fidelity Management & Research Company ("FMR") acts as the investment advisor (the "Advisor") for the Fund pursuant to an Investment Advisory Agreement (the "Agreement") that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. Pursuant to the Agreement, FMR is entitled to a fee, which is calculated daily and paid monthly, at the annual rate of 0.60% of the Fund's average daily net assets not exceeding $200 million; 0.55% of the Fund's average daily net assets in excess of $200 million through $400 million; and 0.50% of the Fund's average daily net assets in excess of $400 million.

Under the terms of the Agreement, the Advisor directs the investments of the Fund in accordance with its investment objectives, policies and restrictions. The Advisor determines the securities, instruments and other contracts relating to investments to be purchased, sold or entered into by the Fund.

INVESTMENT SUB-ADVISORS. FMR has entered into sub-advisory agreements that were approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. The Following FMR affiliates assist FMR with investments:
Fidelity Investments Japan Limited ("FIJ"), Fidelity Management & Research

22  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


(U.K.), Inc. ("FMR U.K."), Fidelity Management & Research ("Far East"), Inc. ("FMR Far East"), Fidelity International Investment Advisors ("FIIA"), Fidelity International Investment Advisors (U.K.) Limited ("FIIA(U.K.)L") and FMR Co., Inc. ("FMRC").

FMR compensates FMRC, FMR U.K., FMR Far East and FIIA, out of the advisory fees it receives from the Fund. FIIA in turn pays FIIA(U.K.)L. FIIA or FMR Far East in turn pays FIJ for providing sub-advisory services.

ADMINISTRATION AGREEMENT. SEI Investments Global Funds Services, ("SEI Investments"), acts as the administrator for the Fund pursuant to an Administration Agreement that was approved by the Fund's shareholders on August 27, 2002 and became effective on October 7, 2002. For its services, SEI Investments is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of 0.15% of the average daily net assets not exceeding $400 million; 0.125% of the average daily net assets in excess of $400 million but not exceeding $750 million; and 0.10% of the average daily net assets in excess of $750 million, subject to a minimum annual fee.

PRESIDENT. The Board has hired a President, effective September 1, 2002, who oversees the management, administration, marketing and distribution of the Fund. For his services, the President receives an annual salary of $150,000, a minimum annual performance-related bonus of $50,000, and reimbursement for rent and other Fund related expenses.

OTHER SERVICE PROVIDERS. Forum Shareholder Services, LLC, serves as the transfer and dividend-paying agent for the Fund. From time to time, the Fund may pay amounts to third parties that provide sub-transfer agency and other administrative services relating to the Fund.

The Fund adopted a Shareholder Servicing Plan (the "Plan") pursuant to which SEI Investments Distribution Co. ("SIDCo") has agreed to provide shareholder services pursuant to a Shareholder Servicing Agreement. For its services, SIDCo receives a fee, which is computed daily and paid monthly, at an annual rate of up to 0.25% of the Fund's average daily net assets. SIDCo has voluntarily agreed to waive 0.10%, and such waiver may be terminated at any time at SIDCo's sole discretion.

DIRECTORS' FEES AND EXPENSES. The Fund pays each independent Director retainer fees plus specified amounts for attendance at Board and Committee meetings.

                                                     The Japan Fund, Inc.  |  23

--------------------------------------------------------------------------------


E. FEDERAL TAX INFORMATION

It is the Fund's intention to continue to meet the requirements under Subchapter M of the Internal Revenue Code, as amended, applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no provision for Federal income tax or excise tax is required.

Under the United States -- Japan Tax Treaty (the "Treaty"), as presently in effect, the government of Japan imposes a non-recoverable withholding tax of 7% on dividends earned by the Fund from Japanese issuers. Under the Treaty, there is no Japanese withholding tax on realized capital gains.

The timing and characterization of certain income and capital gain distributions are determined annually in accordance with Federal tax regulations, which may differ from accounting principles generally accepted in the United States of America. As a result, net investment income (loss) and net realized gain (loss) on investment transactions for a reporting period may differ significantly from distributions during such period. Accordingly, the Fund may periodically make reclassifications among certain of its capital accounts without impacting the net asset value of the Fund. As of December 31, 2004, the Fund recorded the following reclassifications primarily due to foreign exchange gains and passive foreign investment company gains to increase (decrease) the accounts listed below:
                                              UNDISTRIBUTED         ACCUMULATED
                           PAID-IN-          NET INVESTMENT         NET REALIZED
                            CAPITAL              INCOME                 LOSS
                           ----------        --------------        ------------
                         $(1,759,167)          $2,892,505          $(1,133,338)

The tax character of dividends and distributions declared during the last two fiscal years were as follows:

                           ORDINARY
                            INCOME
                           ----------
       2004                $790,429
       2003                2,366,811

The distribution in 2004 related to undistributed income at December 31, 2003 that must be distributed pursuant to Section 855 of the Internal Revenue Code. The distributions from ordinary income in 2004 and 2003 are a result of book and tax timing differences related to the mark to market of passive foreign investment companies. The mark to market on passive foreign investment companies are treated as ordinary income for tax purposes.


24  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



As of December 31, 2004, the components of Accumulated Losses were as follows:

Capital loss carryforwards ..................................   $(168,597,080)
Net unrealized appreciation .................................     116,566,450
                                                                -------------
Total accumulated losses                                        $ (52,030,630)
                                                                =============

The following summarizes the capital loss carryforwards as of December 31, 2004. These capital loss carryforwards are available to offset future gains.

         EXPIRING IN FISCAL YEAR                            AMOUNT
         -----------------------                          ------------
                  2010                                    $126,495,837
                  2009                                      42,101,243

During the year ended December 31, 2004, the Fund utilized $37,167,712 of capital loss carryforwards to offset capital gains.

For Federal income tax purposes, the cost of securities owned at December 31, 2004 and the net realized gains or losses on securities sold for the year then ended were different from the amounts reported for financial reporting purposes, primarily due to wash sales, which cannot be used for Federal income tax purposes in the current year and have been deferred for use in future years, and investments in passive foreign investment companies. The Federal tax cost, aggregate gross unrealized appreciation and depreciation on investments held by the Fund at December 31, 2004 were as follows:

Federal tax cost ....................................  $327,357,369
                                                       ============
Aggregate gross unrealized appreciation .............   126,468,012
Aggregate gross unrealized depreciation .............   (10,226,023)
                                                       ------------
Net unrealized appreciation .........................  $116,241,989
                                                       ============
F. DIRECTORS' RETIREMENT BENEFITS

Under a retirement program (the "Plan"), independent members of the Board who met certain criteria became eligible to participate in an unfunded, non-qualified, non-contributory defined benefit retirement program. Under this Plan, monthly payments were made for a period of 120 months by the Fund based on the individual's final year basic Director's fees and length of service.



                                                     The Japan Fund, Inc.  |  25

--------------------------------------------------------------------------------



In a meeting held by the Board on June 9, 2004, the Board approved the termination of the Plan effective April 30, 2004. Upon termination, each eligible participant received a single sum payment from the Fund calculated as of April 30, 2004, with interest through June 30, 2004. The total amount of such payments from the Fund was $260,392. In determining the actuarial present value of the benefit obligation, the interest rate used for the weighted average discount rate was 6.00%. Additionally, prior to the termination of the Plan, the Fund paid $12,500 to eligible participants from this program.

For the year ended, the Directors' retirement expense amounted to $(73,234) and this amount is included in Directors' fees and expenses in the Statement of Operations. The actuarially computed net pension cost for the year ended consisted of service expense of $5,633, interest expense of $8,847, amortization of prior service cost of $4,729 and amortization of gain/loss of $(4,125). Additionally, the termination of the Plan effective April 30, 2004 resulted in a curtailment and the payment of single sum benefits resulting in a settlement to be accounted for under Financial Accounting Standards Board Statement No. 88. The curtailment resulted in a loss of $33,237 due to recognition of the unrecognized prior service cost at April 30, 2004. With the termination of the Plan, the resulting single sum payment resulted in a gain of $121,555. This amount represents the difference between the accrued pension cost prior to the payment of single sum benefits and the total of single sum benefits paid.

G. CONCENTRATION OF MARKET RISK

Investing in a foreign country, such as Japan, poses additional risks since political and economic events unique to a country or region will affect those markets and their issuers. These events will not necessarily affect the U.S. economy or similar issuers located in the United States. In addition, investments in Japan are denominated in a foreign currency, the yen. As a result, changes in the value of the yen compared to the U.S. dollar may affect (positively or negatively) the value of the Fund's investments. These currency movements may happen separately from, and in response to, events that do not otherwise affect the value of the security in the issuer's home country.

H. SECURITIES LENDING

The Fund may lend portfolio securities to brokers, dealers and other financial organizations that meet capital and other credit requirements or other criteria established by the Board. These loans may not exceed 331/3% of the total asset value of the Fund (including the loan collateral). The Fund will not lend portfolio


26  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



securities to its investment adviser, sub-adviser or their affiliates unless it has applied for and received specific authority to do so from the SEC. Loans of portfolio securities will be fully collateralized by cash. The value of the collateral is at least equal to the market value of the securities loaned. However, due to market fluctuations, the value of securities loaned on a particular day may, during the course of the day, exceed the value of collateral. On each business day, the amount of collateral is adjusted based on the prior day's market fluctuations and the current day's lending activity. Income from lending activity is determined by the amount of interest earned on collateral, less any amounts payable to the borrowers of the securities and the lending agent. Lending securities involves certain risks, including the risk that the Fund may be delayed or prevented from recovering the collateral if the borrower fails to return the securities.

Cash collateral received in connection with securities lending is invested in short-term investments by the lending agent. These investments may include repurchase agreements, which are collateralized by United States Treasury and Government Agency securities, and high-quality, short-term instruments, such as floating rates, commercial paper, and private placements with an average weighted maturity not to exceed 60 days and a maturity date not to exceed 397 days.

I. SHARE TRANSACTIONS

The following table summarizes share and dollar activity in the Fund:

                                YEAR ENDED                     YEAR ENDED
                            DECEMBER 31, 2004             DECEMBER 31, 2003
--------------------------------------------------------------------------------
                          SHARES        DOLLARS        SHARES         DOLLARS
--------------------------------------------------------------------------------
SHARES SOLD
--------------------------------------------------------------------------------
Class S                 8,950,455   $ 89,680,206     22,845,256  $ 177,637,668
--------------------------------------------------------------------------------
SHARES REINVESTED
--------------------------------------------------------------------------------
Class S                    72,471   $    694,994        216,010  $   2,065,053
--------------------------------------------------------------------------------
SHARES REDEEMED
--------------------------------------------------------------------------------
Class S                (9,145,450)  $(89,731,929)   (22,105,977) $(160,678,134)
--------------------------------------------------------------------------------
REDEMPTION FEES
--------------------------------------------------------------------------------
Class S                        --   $    612,711             --  $     826,354
--------------------------------------------------------------------------------
NET INCREASE (DECREASE)
--------------------------------------------------------------------------------
Class S                  (122,524)  $  1,255,982        955,289  $  19,850,941
--------------------------------------------------------------------------------






                                                     The Japan Fund, Inc.  |  27

Notes to Financial Statements (concluded)
--------------------------------------------------------------------------------



J. COMMITTED LINE OF CREDIT

The Fund has entered into a $5 million revolving credit facility ("Line of Credit") with Brown Brothers Harriman & Company. This Line of Credit may be utilized to meet shareholder redemptions or for other lawful purposes under the 1940 Act. The Fund has agreed to pay an annual commitment fee of 0.10%. Borrowings under this Line of Credit are charged interest at the Federal Funds Rate plus 2.0%. During the year ended December 31, 2004, there were no borrowings on this Line of Credit.




28  |  The Japan Fund, Inc.

Report of Independent Registered Public Accounting Firm
--------------------------------------------------------------------------------



To the Board of Directors and Shareholders of The Japan Fund, Inc.


In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Japan Fund, Inc. (the "Fund") at December 31, 2004, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2004 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.


PricewaterhouseCoopers LLP


Philadelphia, Pennsylvania
February 17, 2005




                                                     The Japan Fund, Inc.  |  29

Directors and Officers (unaudited)
--------------------------------------------------------------------------------


Each Director's age is in parentheses after his name. Unless otherwise noted, the address of each Director is c/o SEI Investments, One Freedom Valley Drive, Oaks, Pennsylvania 19456. The term of office for each Director is until the next meeting of stockholders called for the purpose of electing Directors and until the election and qualification of a successor, or until such Director sooner dies, resigns or is removed as provided in the governing documents of the Fund. Because the Fund does not hold an annual meeting of stockholders, each Director will hold office for an indeterminate period. The following chart lists Directors as of January 27, 2005.



--------------------------------------------------------------------------------
  INTERESTED DIRECTOR
--------------------------------------------------------------------------------

                                                            NUMBER OF
NAME, AGE                            PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF    OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED  DURING PAST 5 YEARS    BY DIRECTOR
--------------------------------------------------------------------------------

YASUO KANZAKI1 (73)
--------------------------------------------------------------------------------
Director                   2001 to   Special Advisor, Nikko          1
                           present   Salomon Smith Barney;
                                     formerly, Chairman
                                     Emeritus, The Nikko
                                     Research Center Ltd.

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

1 MR. KANZAKI IS CONSIDERED AN "INTERESTED PERSON" BECAUSE OF HIS AFFILIATION
  WITH A BROKER-DEALER.



30  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
  NON-INTERESTED DIRECTORS
--------------------------------------------------------------------------------

                                                             NUMBER OF
NAME, AGE                             PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
--------------------------------------------------------------------------------

WILLIAM L. GIVENS (75)
--------------------------------------------------------------------------------
Director and               1978 to    President, Twain                1
Chairman                   present    Associates

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

SHINJI FUKUKAWA (74)
--------------------------------------------------------------------------------
Director                   2001 to    Chief Executive Officer,        1
                           present    Dentsu Institute for
                                      Human Studies
                                      (think tank)

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

TAKESHI ISAYAMA (62)
--------------------------------------------------------------------------------
Director                   2005 to    Vice Chairman, Nissan           1
                           present    Motor Co., Ltd., Adviser,
                                      Mitsui Marine & Fire
                                      Insurance Co., Ltd.

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

YOSHIHIKO MIYAUCHI (69)
--------------------------------------------------------------------------------
Director                   1996 to    Chairman and                    1
                           present    Chief Executive
                                      Officer, ORIX
                                      Corporation

OTHER DIRECTORSHIPS HELD: ORIX AUTO LEASING CORP.; ORIX ALPHA CORPORATION; ORIX RENTEC CORPORATION; ORIX LIFE INSURANCE CORPORATION; ORIX BASEBALL CLUB; ORIX COMMODITIES CORPORATION; NIPPON VENTURE COMPANY LTD.; NISSEI LEASING CO.; ORIX ASIA LTD.; ORIX TAIWAN CORP.; THAI ORIX LEASING CORP.; ORIX INVESTMENT CORP.; ORIX CREDIT CORPORATION; ORIX RENT-A CAR CORPORATION; ORIX REAL ESTATE CORPORATION; ORIX HUMAN RESOURCES CORPORATION; FUJI XEROX CO. LTD; DREAM INCUBATOR, INC.; AOZORA BANK LTD.; MERCIAN CORPORATION; YASUDA AND PAMA LIMITED; ORIX AUSTRALIA CORPORATION LIMITED; INFRASTRUCTURE LEASING & FINANCIAL SERVICES LIMITED; ORIX LEASING PAKISTAN LIMITED; ORIX LEASING SINGAPORE LIMITED; UNITED OVERSEAS LAND LIMITED; LANKA ORIX LEASING COMPANY LIMITED; ORIX COMMERCIAL ALLIANCE CORPORATION; ORIX FINANCIAL SERVICES, INC.; ORIX USA CORPORATION; ORIX CAPITAL MARKETS, LLC; ORIX HAWAII, INC.
--------------------------------------------------------------------------------



                                                     The Japan Fund, Inc.  |  31

Directors and Officers (unaudited)
--------------------------------------------------------------------------------



                                                             NUMBER OF
NAME, AGE                             PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF     OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED   DURING PAST 5 YEARS    BY DIRECTOR
--------------------------------------------------------------------------------

WILLIAM V. RAPP (65)
--------------------------------------------------------------------------------
Director                   1998 to    President, WV                   1
                           present    Research Associates;

                                      Research Professor and
                                      Chair, Henry J. Leir
                                      International Trade
                                      and Business School of
                                      Management, New
                                      Jersey Institute of
                                      Technology;

                                      Senior Research Fellow,
                                      Columbia University;

                                      Fulbright Professor,
                                      Ritsumeikan University;

                                      Managing Director,
                                      Rue Associates;

                                      Academic Director,
                                      Yale University

OTHER DIRECTORSHIPS HELD:  CENTER ON JAPAN ECONOMY AND BUSINESS
--------------------------------------------------------------------------------

TAKEO SHIINA (75)
--------------------------------------------------------------------------------
Director                   1998 to    Senior Advisor, IBM             1
                           present    Japan, Ltd.

OTHER DIRECTORSHIPS HELD:  HOYA CORPORATION; PROUDFOOT CONSULTING
--------------------------------------------------------------------------------

LYNN BIRDSONG (58)
--------------------------------------------------------------------------------
Director                   2003 to    Investment Management           1
                           present    consultant; Managing
                                      Director of Zurich Scudder
                                      Investments

OTHER DIRECTORSHIPS HELD:  THE HARTFORD FUNDS; ATLANTIC-WHITEHALL FUNDS
--------------------------------------------------------------------------------

THE FUND'S STATEMENT OF ADDITIONAL INFORMATION ("SAI") INCLUDES ADDITIONAL INFORMATION ABOUT THE DIRECTORS. THE SAI IS AVAILABLE, WITHOUT CHARGE, UPON REQUEST. IF YOU WOULD LIKE TO REQUEST A COPY OF THE SAI, YOU MAY DO SO BY CALLING THE FOLLOWING TOLL-FREE NUMBER: 1-800-53-JAPAN.



32  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------


The following table presents information about each Officer of the Fund. Each Officer's age as of January 27, 2005 is in parentheses after his or her name. Unless otherwise noted, (i) each Officer has engaged in the principal occupation(s) noted in the table for at least the most recent five years, although not necessarily in the same capacity, and (ii) the address of each Officer is c/o SEI Investments, One Freedom Valley Drive, Oaks, PA 19456. The President, Treasurer and Secretary each holds office until his or her successor is duly elected and qualified; all other Officers hold offices in accordance with the By-Laws of the Fund.



------------------------------------------------------------------------------
  OFFICERS
------------------------------------------------------------------------------

                                                              NUMBER OF
NAME, AGE                              PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF      OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED    DURING PAST 5 YEARS    BY OFFICER
------------------------------------------------------------------------------

JOHN F. MCNAMARA (62)
------------------------------------------------------------------------------
President                  2002 to     President and Chief           1
                           present     Executive Officer of
                                       Fidelity Management
                                       and Trust Company;

                                       Executive Vice President
                                       and Chief Operating
                                       Officer of United Asset
                                       Management

OTHER DIRECTORSHIPS HELD: GREATER BOSTON YMCA; BRIGHAM & WOMEN'S ORTHOPEDIC GROUP; I HAVE A DREAM FOUNDATION; THE ATLANTIS CHINA FUND
--------------------------------------------------------------------------------

PETER GOLDEN (40)
--------------------------------------------------------------------------------
Treasurer, Controller      2002 to     Accounting Director of        1
& Chief Financial          present     SEI Investments Global
Officer                                Funds Services;

                                       Vice President of Funds
                                       Administration, J.P.
                                       Morgan Chase & Co.;

                                       Vice President of Pension
                                       and Mutual Fund
                                       Accounting, Chase
                                       Manhattan Bank

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------


                                                     The Japan Fund, Inc.  |  33

Directors and Officers (unaudited)
--------------------------------------------------------------------------------


                                                            NUMBER OF
NAME, AGE                            PRINCIPAL              PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF    OCCUPATION(S)          COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED  DURING PAST 5 YEARS    BY OFFICER
--------------------------------------------------------------------------------

TIMOTHY D. BARTO (36)
--------------------------------------------------------------------------------
Vice President             2002 to   Vice President and              1
& Assistant Secretary      present   Assistant Secretary of
                                     SEI Investments Global
                                     Funds Services and
                                     SEI Investments
                                     Distribution Co.;

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

JOHN MUNERA (41)
--------------------------------------------------------------------------------
Vice President             2003 to   Compliance Officer of           1
& Assistant Secretary      present   SEI Investments Global
                                     Funds Services and SEI
                                     Investments Distribution
                                     Co. since 2000.

                                     Supervising Examiner,
                                     Federal Reserve Bank
                                     of Philadelphia, 1998-2000.

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------

SOFIA A. ROSALA (30)
--------------------------------------------------------------------------------
Vice President             2005 to   Compliance Officer of           1
& Secretary                present   SEI Investments since
                                     Sept. 2001; Account and
                                     Product Consultant, SEI
                                     Private Trust Company,
                                     1998-2001.

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------




34  |  The Japan Fund, Inc.

------------------------------------------------------------------------------


                                                           NUMBER OF
NAME, AGE                            PRINCIPAL             PORTFOLIOS IN FUND
AND POSITION(S)         LENGTH OF    OCCUPATION(S)         COMPLEX OVERSEEN
HELD WITH THE FUND      TIME SERVED  DURING PAST 5 YEARS   BY OFFICER
-----------------------------------------------------------------------------

JAMES NDIAYE (36)
-----------------------------------------------------------------------------
Vice President             2004 to   Joined SEI Investments        1
& Assistant Secretary      present   Company in October 2004.
                                     Vice President, Deutsche
                                     Asset Management from
                                     2003-2004; Associate,
                                     Morgan, Lewis & Bockius,
                                     LLP, 2000-2003; Counsel,
                                     Assistant Vice President,
                                     ING Variable Annuities
                                     Group, 1999-2000.

OTHER DIRECTORSHIPS HELD:  NONE
-----------------------------------------------------------------------------

PHILIP T. MASTERSON (40)
-----------------------------------------------------------------------------
Vice President             2005 to   Joined SEI Investments        1
& Assistant Secretary      present   Company in Aug. 2004.
                                     General Counsel, Citco
                                     Mutual Fund Services,
                                     2003-2004. Vice President
                                     and Associate Counsel,
                                     Oppenheimer Funds, 2001-2003.
                                     Vice President and Assistant
                                     Counsel, Oppenheimer Funds,
                                     1997-2001.

OTHER DIRECTORSHIPS HELD:  NONE
--------------------------------------------------------------------------------





                                                     The Japan Fund, Inc.  |  35

Disclosure of Fund Expenses (unaudited)
--------------------------------------------------------------------------------



All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these ongoing costs, which include (among others) costs for portfolio management, administrative services, and shareholder reports like this one. It is important for you to understand the impact of these costs on your investment returns.

Operating expenses such as these are deducted from the mutual fund's gross income and directly reduce your final investment return. These expenses are expressed as a percentage of the mutual fund's average net assets; this percentage is known as the mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table on the next page illustrates the Fund's costs in two ways:

ACTUAL FUND RETURN. This section helps you to estimate the actual expenses after fee waivers that the Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = $8.6), then multiply that ratio by the number shown for the Fund under "Expenses Paid During Period."



36  |  The Japan Fund, Inc.

--------------------------------------------------------------------------------



HYPOTHETICAL 5% RETURN. This section helps you compare the Fund's costs with those of other mutual funds. It assumes that the Fund had an annual 5% return before expenses during the year, but that the expense ratio (Column 3) for the period is unchanged. This example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess the Fund's comparative cost by comparing the hypothetical result for the Fund in the "Expense Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

NOTE: Because the return is set at 5% for comparison purposes -- NOT the Fund's actual return -- the account values shown may not apply to your specific investment.



                                 BEGINNING      ENDING                 EXPENSES
                                   ACCOUNT      ACCOUNT    ANNUALIZED    PAID
                                    VALUE        VALUE       EXPENSE    DURING
THE JAPAN FUND, INC.               6/30/04     12/31/04      RATIOS     PERIOD*
--------------------------------------------------------------------------------
ACTUAL FUND RETURN               $1,000.00     $1,010.40      1.53%      $7.73
HYPOTHETICAL 5% RETURN            1,000.00      1,017.44      1.53        7.76
--------------------------------------------------------------------------------

*EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSES RATIO MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY 184/366 (TO REFLECT THE ONE-HALF YEAR PERIOD SHOWN).



                                                    The Japan Fund, Inc.  |  37

Notice to Shareholders (unaudited)
--------------------------------------------------------------------------------



For the fiscal year ended December 31, 2004, the Fund is designating the following items with regard to distributions paid during the year.

                              LONG-TERM
                               CAPITAL         ORDINARY                                     QUALIFYING
                                GAIN           INCOME           TOTAL       QUALIFYING       DIVIDEND
                             DISTRIBUTION   DISTRIBUTIONS   DISTRIBUTIONS   DIVIDENDS(1)     INCOME(2)
                             -------------  --------------  -------------  -------------    ------------

The Japan Fund, Inc.           0.00%           100.00%         100.00%         0.00%           0.00%

(1) Qualifying dividends represent dividends which qualify for the corporate dividends received deduction.

(2) The percentage in this column represents the amount of "Qualifying Dividend Income" as created by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and is reflected as a percentage of "Ordinary Income Distributions." It is the intention of the Fund to designate the maximum amount permitted by the law.




38  |  The Japan Fund, Inc.

Notes
--------------------------------------------------------------------------------

Notes
--------------------------------------------------------------------------------

[BACKGROUND GRAPHIC OMITTED]



--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

THE JAPAN FUND, INC.
225 Franklin Street, 26th Floor
Boston, MA 02110

INVESTMENT ADVISOR:
Fidelity Management & Research Company
82 Devonshire Street
Boston, MA 02109

DISTRIBUTOR:
SEI Investments Distribution Co.
One Freedom Valley Drive
Oaks, PA 19456

TO OBTAIN MORE INFORMATION:
Call 1-800-53-JAPAN (1-800-535-2726)
or visit us online at www.thejapanfund.com
This material must be preceded or accompanied by a current prospectus.

HOW TO OBTAIN A COPY OF THE FUND'S QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS: The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Fund's Forms N-Q are available on the Commission's web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

HOW TO OBTAIN A COPY OF THE FUND'S PROXY VOTING POLICIES: A description of the guidelines that the Fund or the Fund's investment advisor uses to vote proxies relating to portfolio securities, as well as how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, 2004, is available without charge (i) by visiting our website at www.thejapanfund.com or (ii) calling us toll-free at 1-800-53-JAPAN (1-800-535-2726); and (iii) on the Securities and Exchange Commission's website at http://www.sec.gov.


                                                                 JPN-AR-001-0400
[RECYCLE LOGO OMITTED]
Printed on recycled paper.

ITEM 2.    CODE OF ETHICS.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer, the principal financial officer, comptroller or principal accounting officer, and any person who performs a similar function. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.    AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1) The registrant's board of directors has determined that the registrant has at least one audit committee financial expert serving on the audit committee.

(a)(2) The audit committee financial experts are Lynn Birdsong and William Rapp and they are independent as defined in Form N-CSR Item 3(a)(2).

ITEM 4.     PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Fees billed by PricewaterhouseCoopers LLP related to the registrant

PricewaterhouseCoopers LLP billed the registrant or registrant's adviser or any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant ("adviser affiliates") aggregate fees for services rendered to the registrant or to registrant's adviser or to adviser affiliates for the last two fiscal years as follows:

----------------- ------------------------------------------------------ -------------------------------------------------------
                                     FISCAL YEAR 2004                                        FISCAL YEAR 2003
----------------- ------------------------------------------------------ -------------------------------------------------------
                   All fees and      All fees and      All other fees     All fees and       All fees and      All other fees
                   services to the   services to       and services to    services to the    services to       and services to
                   registrant that   adviser           adviser            registrant that    adviser           adviser
                   were pre-         affiliates that   affiliates that    were               affiliates that   affiliates that
                   approved          were pre-         did not require    pre-approved       were pre-         did not require
                                     approved          pre-approval                          approved          pre-approval
------ ---------- ----------------- ----------------- ------------------ ------------------ ----------------- ------------------
 (a)    Audit      $65,000                 N/A         $0                 $66,405                 N/A         $0
        Fees(1)

------ ---------- ----------------- ----------------- ------------------ ------------------ ----------------- ------------------
 (b)    Audit-     $0                $135,000(2)       $0                 $0                 $135,000(5)       $0
        Related
        Fees
------ ---------- ----------------- ----------------- ------------------ ------------------ ----------------- ------------------
 (c)    Tax Fees   $0                $0                $0                 $0                 $0                $0

------ ---------- ----------------- ----------------- ------------------ ------------------ ----------------- ------------------
 (d)    All        $0                $357,000(3)       $1,300,286(4)      $0                 $0                $812,127(6)
        Other
        Fees

------ ---------- ----------------- ----------------- ------------------ ------------------ ----------------- ------------------



------ ---------- ----------------- ----------------- ------------------ ------------------ ----------------- ------------------

Notes:
    (1) Audit fees include amounts related to the audit of the registrant's annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.
    (2) Fees for SAS 70 report over information technology controls at Fidelity Systems Company. These fees were not billed to registrant.
    (3) Fees for services rendered in connection with Fidelity's documentation of certain operating controls. These fees were not billed to registrant.
    (4) Services include various SAS 70 reports on internal controls over trading, record keeping and other systems and processes; review of trading and compliance monitoring procedures; other agreed upon procedure engagements and tax assistance for overseas employees of the adviser and its affiliates. These fees were not billed to registrant. The audit committee was informed of and pre-approved these fees, although not required to do so.
    (5) Fees for SAS 70 report over information technology controls at Fidelity Systems Company. These fees were not billed to registrant. NOTE:
         SERVICES PROVIDED PRIOR TO MAY 6, 2003, WERE NOT PRE-APPROVED. ON AND AFTER MAY 6, 2003, 100% OF ALL SERVICES PROVIDED BY PRICEWATERHOUSECOOPERS LLP WERE PRE-APPROVED AS REQUIRED. FOR COMPARATIVE PURPOSES, THE FEES SHOWN ASSUME THAT ALL SUCH SERVICES WERE PRE-APPROVED, INCLUDING SERVICES THAT WERE NOT PRE-APPROVED PRIOR TO THE COMPLIANCE DATE OF THE PRE-APPROVAL REQUIREMENT.
    (6) Services include various SAS 70 reports on internal controls over trading, record keeping and other systems and processes; review of trading and compliance monitoring procedures; and tax assistance for overseas employees of the advisor and its affiliates. These fees were not billed to registrant.

(e)(1) The audit committee of the registrant's board of directors, pursuant to its audit committee charter (the "Charter") and in accordance with paragraph
(c)(7)(i)(A) of Rule 2-01 of Regulation S-X, selected PricewaterhouseCoopers LLP and approved all of the audit and non-audit services that were provided and the fees that were paid in each of 2004 and 2003 before that firm was engaged to provide such services. Pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, registrant's audit committee also, if applicable, pre-approves its accountant's engagements for non-audit services with the registrant's investment adviser or its adviser affiliates that provide ongoing services to the registrant, if the engagement relates to the operations and financial reporting of the registrant. To date the audit committee has not adopted any pre-approval policies and procedures (as described in paragraph (c)(7) of Rule 2-01 of Regulation S-X) regarding the provision of audit or non-audit services to the registrant. The audit committee itself must approve all such services in advance in accordance with its Charter.

(e)(2) All services described in each of paragraphs (b) through (d) of this Item were pre-approved before the engagement of PricewaterhouseCoopers LLP by the registrant's audit committee pursuant to paragraph (c)(7)(i)(A) of Rule 2-01 of Regulation S-X. Consequently, none of such services were required to be approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Regulation S-X.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the full-time, permanent employees of PricewaterhouseCoopers LLP was less than 50%.

(g) The aggregate non-audit fees billed to registrant's investment adviser or its adviser affiliates by PricewaterhouseCoopers LLP for professional services rendered to the registrant's investment adviser or its adviser affiliates that provide ongoing services to the registrant for each of the last two fiscal years of the registrant were as follows:

                  FY 2003: $947,127
                  FY 2004: $1,792,286

(h) The registrant's audit committee has considered the provision of non-audit services that were rendered by PricewaterhouseCoopers LLP to the registrant's investment adviser and the adviser's affiliates, including, if applicable, any that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, to be compatible with maintaining the independence of the accountant, taking into account representations from PricewaterhouseCoopers LLP, in accordance with Independence Standards Board requirements and the meaning of the Securities laws administered by the SEC, regarding its independence from the registrant, its investment adviser and the adviser's affiliates.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.  SCHEDULE OF INVESTMENTS

Included in Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant has a Nominating Committee (the "Committee"), which is responsible for identifying and recommending to the board of directors individuals qualified to become members of the board. The board of directors has adopted a Nominating Committee Charter (the "Nominating Charter"). Pursuant to the Nominating Charter, the Committee will consider recommendations for nominees from shareholders submitted to the President or the Secretary of the registrant for the Committee's review. A nomination submission must include information relating to a recommended nominee that is required to be disclosed in solicitations or proxy statements for the election of board members, as well as information sufficient to evaluate the factors to be considered by the Committee, including, but not limited to, character and integrity, business and professional experience, whether or not the person is an "interested person" as defined in the 1940 Act, whether or not the person is financially literate and/or is a "financial expert" and whether the person is willing to commit the time necessary for the performance of the duties of a director. Nomination submissions are required to be accompanied by a written consent of the individual to stand for election if nominated by the board of directors and to serve if elected, and such additional information regarding the recommended nominee as may be reasonably requested by the Committee.

ITEM 11.   CONTROLS AND PROCEDURES.

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEMS 12.  EXHIBITS.

(a)(1) Code of Ethics attached hereto.

(a)(2) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)) also accompany this filing as an Exhibit.

--------------------------------------------------------------------------------


                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                            The Japan Fund, Inc.


By (Signature and Title)*               /s/ John F. McNamara
                                        -------------------------
                                        John F. McNamara, President

Date: March 4, 2005




Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)*               /s/ John F. McNamara
                                        -------------------------
                                        John F. McNamara, President

Date: March 4, 2005


By (Signature and Title)*               /s/ William L. Givens
                                        ---------------------------------
                                        William L. Givens, Chairman of the Board


Date: March 4, 2005

By (Signature and Title)*               /s/ Peter J. Golden
                                        ----------------------------------------
                                        Peter J. Golden, Chief Financial Officer


Date: March 4, 2005

* Print the name and title of each signing officer under his or her signature.